INVENTORIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Opening balance	R$ (96,493)	R$ (98,730)
Reversal/(Estimated losses) of inventories with low turnover and obsolescence	(25,378)	3,621
Consolidation in the acquisition of companies		(1,384)
Closing balance	R$ (121,871)	R$ (96,493)